Investments (Variable Interest Entities - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Tax credits guaranteed by third parties that reduce maximum exposure to loss related to other invested assets	$ 179	$ 212
Financial or other support to investees designated as VIEs	0	0	$ 0
Consolidated Securitization Entities
Variable Interest Entity [Line Items]
Interest expense on long-term debt held by consolidated securitization entities		1	3
Fixed Maturities [Member]
Variable Interest Entity [Line Items]
Interest expense on long-term debt held by consolidated securitization entities	2	2	$ 2
Maximum | Consolidated Securitization Entities
Variable Interest Entity [Line Items]
Variable interest, maximum exposure to loss in consolidated securitization entities	1	$ 1
Interest expense on long-term debt held by consolidated securitization entities	$ 1